Merger and Reverse Recapitalization - Additional Information (Details) - USD ($)		9 Months Ended		12 Months Ended
	Jun. 07, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Earnout shares issued		0		0	0
Fair value of earn out shares		$ 32,400,000		$ 32,400,000	$ 32,400,000
Earn out shares, description		is at or above $15 (but below $20), 50% of the Earnout Shares will be issued; and		is at or above $15 (but below $20), 50% of the Earnout Shares will be issued; and	is at or above $15 (but below $20), 50% of the Earnout Shares will be issued; andb)is at or above $20 (i) to the extent no Earnout Shares have previously been issued, 100% of the Earnout Shares or (ii) to the extent the event Earnout Shares were previously issued, 50% of the Earnout Shares will be issued.
Additional earn out shares received					5,726,864
Warrants outstanding				181,553
Preferred stock, shares authorized		2,000,000		2,000,000	2,000,000
Preferred stock, shares outstanding		0		0	0	0
Aggregate purchase price of common stock		$ 0	$ 2,833,000	$ 26,034,000	$ 0
Common stock, shares outstanding		59,289,659		58,819,160	60,461,611	26,460,371
Common stock, par value		$ 0		$ 0	$ 0	$ 0
Common stock, shares authorized		200,000,000		200,000,000	200,000,000	200,000,000
Common stock, shares issued	668,164	62,161,553		61,691,054	60,461,611	26,460,371
BCAC
Business Acquisition [Line Items]
Conversion of stock, shares	2.85708834472042
Warrants outstanding					26,000,000
Escrow deposit	$ 1,000,002
Preferred stock, par value					$ 0
Preferred stock, shares authorized					2,000,000
Preferred stock, shares outstanding					0
Common stock, shares outstanding					60,461,611
Common stock, par value					$ 0
Common stock, shares authorized					200,000,000
Common stock, shares issued	26,828,256				60,461,611
Escrow share deposits	1,000,002
BCAC | Paycheck Protection Program
Business Acquisition [Line Items]
Escrow deposit					$ 6,600,000
BCAC | PIPE
Business Acquisition [Line Items]
Aggregate purchase price of common stock				$ 100,000,000.0	$ 100,000,000.0
Sale of stock to subscribers				10,000,000	10,000,000
Sale of stock, price per share				$ 10	$ 10
TGAM
Business Acquisition [Line Items]
Stock repurchased during period, shares	2,889,507
Stock repurchased during period, value	$ 32,000,000.0